Nota 21 - Non-current assets and disposal groups classified as held for sale. Non-current assets and disposal groups classified as held for sale. Breakdown by items (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	€ 3,079,000,000	€ 2,001,000,000	€ 23,853,000,000